Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Exchange Rates
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2021	31 December 2020	30 June 2021	30 June 2020
Argentinean peso	95.730147	84.143520	—	—
Brazilian real	5.002217	5.196694	5.404575	4.683731
Canadian dollar	1.238808	1.273981	1.245300	1.362592
Colombian peso	3 756.55	3 438.52	3 630.50	3 581.62
Chinese yuan	6.457580	6.537798	6.471074	7.052919
Euro	0.841468	0.814930	0.827754	0.906152
Mexican peso	19.802508	19.948838	20.275664	20.397344
Pound sterling	0.722021	0.732646	0.719643	0.791317
Peruvian nuevo sol	3.928495	3.621009	3.708425	3.377006
South Korean won	1 129.49	1 088.02	1 114.07	1 204.98
South African rand	14.314575	14.686598	14.650513	16.230856